Shareholder Report, Average Annual Return (Details)		4 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Capital Group Core Bond Completion Fund - CBCFX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group Core Bond Completion Fund
Average Annual Return, Percent	[1],[2]	(2.54%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[2],[3]	(3.51%)

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 13, 2024.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.